UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

SOCIAL AWARENESS FUND

FORM N-Q

October 31, 2010

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited)	October 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.0%
CONSUMER DISCRETIONARY - 7.2%
Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	46,920	$2,325,355

Multiline Retail - 2.3%
Target Corp.	71,065	3,691,116

Specialty Retail - 1.0%
Lowe’s Cos. Inc.	73,270	1,562,849

Textiles, Apparel & Luxury Goods - 2.5%
Coach Inc.	34,915	1,745,750
V.F. Corp.	27,225	2,266,209

Total Textiles, Apparel & Luxury Goods		4,011,959

TOTAL CONSUMER DISCRETIONARY		11,591,279

CONSUMER STAPLES - 8.0%
Beverages - 2.0%
PepsiCo Inc.	49,430	3,227,779

Food & Staples Retailing - 1.1%
CVS Caremark Corp.	56,540	1,702,985

Food Products - 2.5%
Darling International Inc.	78,280	783,583	*
General Mills Inc.	87,360	3,279,494

Total Food Products		4,063,077

Household Products - 2.4%
Procter & Gamble Co.	61,055	3,881,266

TOTAL CONSUMER STAPLES		12,875,107

ENERGY - 8.1%
Energy Equipment & Services - 4.3%
FMC Technologies Inc.	32,860	2,369,206	*
National-Oilwell Varco Inc.	64,829	3,485,207
Tetra Technology Inc.	51,350	1,081,431	*

Total Energy Equipment & Services		6,935,844

Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	32,425	3,275,573
Hess Corp.	45,695	2,880,156

Total Oil, Gas & Consumable Fuels		6,155,729

TOTAL ENERGY		13,091,573

FINANCIALS - 8.6%
Capital Markets - 3.7%
Affiliated Managers Group Inc.	13,260	1,135,189	*
Charles Schwab Corp.	154,785	2,383,689
State Street Corp.	58,735	2,452,773

Total Capital Markets		5,971,651

Commercial Banks - 1.6%
U.S. Bancorp	105,150	2,542,527

Consumer Finance - 1.5%
American Express Co.	56,075	2,324,869

Insurance - 1.8%
Arch Capital Group Ltd.	33,935	2,931,645	*

TOTAL FINANCIALS		13,770,692

HEALTH CARE - 8.1%
Biotechnology - 3.8%
Celgene Corp.	52,795	3,276,986	*
Gilead Sciences Inc.	73,015	2,896,505	*

Total Biotechnology		6,173,491

Health Care Equipment & Supplies - 2.0%
Alere Inc.	40,440	1,195,002	*
Covidien PLC	49,120	1,958,414

Total Health Care Equipment & Supplies		3,153,416

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.3%
Express Scripts Inc.	77,870	$3,778,253	*

TOTAL HEALTH CARE		13,105,160

INDUSTRIALS - 7.3%
Building Products - 0.8%
Masco Corp.	128,100	1,365,546

Commercial Services & Supplies - 2.8%
Covanta Holding Corp.	136,530	2,154,443
Republic Services Inc.	79,354	2,365,543

Total Commercial Services & Supplies		4,519,986

Construction & Engineering - 1.4%
Quanta Services Inc.	113,690	2,235,146	*

Electrical Equipment - 1.3%
Emerson Electric Co.	37,938	2,082,796

Machinery - 1.0%
Deere & Co.	19,899	1,528,243

TOTAL INDUSTRIALS		11,731,717

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.0%
Cisco Systems Inc.	71,720	1,637,368	*

Computers & Peripherals - 3.2%
Apple Inc.	9,465	2,847,735	*
NetApp Inc.	43,765	2,330,486	*

Total Computers & Peripherals		5,178,221

Electronic Equipment, Instruments & Components - 0.7%
Corning Inc.	63,810	1,166,447

Internet Software & Services - 2.6%
eBay Inc.	64,810	1,931,986	*
Google Inc., Class A Shares	3,735	2,289,518	*

Total Internet Software & Services		4,221,504

IT Services - 1.4%
Accenture PLC, Class A Shares	50,350	2,251,148

Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp., Class A Shares	53,715	2,188,349
Marvell Technology Group Ltd.	106,585	2,058,156	*

Total Semiconductors & Semiconductor Equipment		4,246,505

Software - 2.4%
Amdocs Ltd.	46,330	1,421,405	*
Rovi Corp.	46,245	2,342,309	*

Total Software		3,763,714

TOTAL INFORMATION TECHNOLOGY		22,464,907

MATERIALS - 2.8%
Chemicals - 1.7%
Air Products & Chemicals Inc.	13,129	1,115,571
Potash Corp. of Saskatchewan Inc.	11,110	1,611,950

Total Chemicals		2,727,521

Construction Materials - 0.3%
Martin Marietta Materials Inc.	6,600	531,168

Metals & Mining - 0.8%
Cliffs Natural Resources Inc.	18,120	1,181,424

TOTAL MATERIALS		4,440,113

TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Series L Shares, ADR	26,295	1,505,652
American Tower Corp., Class A Shares	29,035	1,498,496	*

TOTAL TELECOMMUNICATION SERVICES		3,004,148

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY			SHARES	VALUE
UTILITIES - 3.0%
Electric Utilities - 1.6%
Northeast Utilities			83,200	$2,602,496

Water Utilities - 1.4%
American Water Works Co. Inc.			96,710	2,309,435

TOTAL UTILITIES				4,911,931

TOTAL COMMON STOCKS (Cost - $86,342,208)				110,986,627

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.1%
Honda Auto Receivables Owner Trust, 2008-1 A3 (Cost - $85,231)	4.470%	1/18/12	$82,579	83,004

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
Banc of America Commercial Mortgage Inc., 2005- 1 A4	5.063%	11/10/42	738,000	780,118	(a)
Banc of America Commercial Mortgage Inc., 2006- 2 A1	5.611%	5/10/45	97,040	97,898
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	264,438	268,533	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	582,745	587,278	(a)
Commercial Mortgage Pass-Through Certificates, 2004-LB3A A2	4.713%	7/10/37	132,126	133,029
Credit Suisse First Boston Mortgage Securities Corp., 2001-CF2 A4	6.505%	2/15/34	138,447	138,912
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	1,210,802	1,301,409
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	145,656	150,526
Federal Home Loan Mortgage Corp. (FHLMC), R005 AB	5.500%	12/15/18	1,081,815	1,112,964
First Union National Bank Commercial Mortgage, 2002-C1 A2	6.141%	2/12/34	333,963	348,926
GMAC Commercial Mortgage Securities Inc., 2004- C2 A2	4.760%	8/10/38	694,769	704,057
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	1,307,894	1,355,608
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	1,394,785	1,509,831
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	1,518,065	1,558,083
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	451,267	478,666
JPMorgan Chase Commercial Mortgage Securities Corp., 2004-C1 A2	4.302%	1/15/38	297,412	304,036
JPMorgan Chase Commercial Mortgage Securities Corp., 2004-CB8 A2	3.837%	1/12/39	59,398	59,487
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-CB11 ASB	5.201%	8/12/37	399,841	422,367	(a)
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.109%	6/15/29	100,000	104,758	(a)
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	440,000	443,611
Morgan Stanley Dean Witter Capital I Inc., 2001- TOP3 A4	6.390%	7/15/33	265,157	271,530
TIAA Seasoned Commercial Mortgage Trust, 2007- C4 A1	5.640%	8/15/39	260,076	266,571	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,247,853)				12,398,198

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 11.8%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp., Bonds	5.650%	6/15/35	$600,000	$594,290

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	235,000	242,066
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	746,965

TOTAL CONSUMER STAPLES				989,031

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp., Senior Notes	5.250%	4/15/13	750,000	822,651
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	195,509

TOTAL ENERGY				1,018,160

FINANCIALS - 6.0%
Capital Markets - 0.7%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	441,722
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	715,000	769,013

Total Capital Markets				1,210,735

Commercial Banks - 1.3%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	80,000	82,532
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	307,641
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	253,323
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	484,190
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	450,000	454,153
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	489,045

Total Commercial Banks				2,070,884

Consumer Finance - 1.8%
HSBC Finance Corp., Notes	6.375%	10/15/11	750,000	787,994
SLM Corp., Medium-Term Notes, Series A	5.000%	10/1/13	2,175,000	2,185,538

Total Consumer Finance				2,973,532

Diversified Financial Services - 1.7%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,072,891
IBM International Group Capital LLC, Senior Notes	5.050%	10/22/12	650,000	706,110
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	710,524
Private Export Funding Corp.	4.974%	8/15/13	190,000	213,274

Total Diversified Financial Services				2,702,799

Insurance - 0.4%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	675,000	625,875

Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	108,292

TOTAL FINANCIALS				9,692,117

HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	186,168
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	190,382

Total Health Care Equipment & Supplies				376,550

Pharmaceuticals - 1.9%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	650,000	774,565
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	850,000	926,066
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	394,416
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	514,939
Wyeth, Notes	5.500%	2/15/16	425,000	499,724

Total Pharmaceuticals				3,109,710

TOTAL HEALTH CARE				3,486,260

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.5%
Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	$650,000	$803,698

INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	410,000	428,815

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	338,714

Software - 0.4%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	218,547
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	452,537

Total Software				671,084

TOTAL INFORMATION TECHNOLOGY				1,438,613

MATERIALS - 0.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	635,938

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc., Senior Notes	5.350%	2/15/11	300,000	304,201

TOTAL CORPORATE BONDS & NOTES (Cost - $17,916,422)				18,962,308

MORTGAGE-BACKED SECURITIES - 5.9%
FHLMC - 4.1%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	346,951	377,365
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	2,648,057	2,831,666
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	758,769	808,362
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	1,295,018	1,411,529
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	510,829	565,949
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	588,465	631,917

Total FHLMC				6,626,788

FNMA - 1.0%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	128	146
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	410,569	434,589
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	138,806	149,510
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	933,523	1,015,290

Total FNMA				1,599,535

GNMA - 0.8%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	1,058,423	1,141,643
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	118,897	133,997

Total GNMA				1,275,640

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,675,599)				9,501,963

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. Government Agencies - 0.5%
Federal Agricultural Mortgage Corp. (FAMC), Notes	2.875%	12/17/14	462,000	463,509
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	406,606

Total U.S. Government Agencies				870,115

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 1.8%
U.S. Treasury Bonds	3.500%	2/15/39	$1,718,000	$1,573,312
U.S. Treasury Bonds	4.375%	11/15/39	934,000	994,710
U.S. Treasury Notes	3.625%	2/15/20	198,000	216,206
U.S. Treasury Notes	2.625%	8/15/20	104,000	104,114

Total U.S. Government Obligations				2,888,342

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,550,082)				3,758,457

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
(Cost - $128,817,395)				155,690,557

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Goldman Sachs & Co. repurchase agreement dated 10/29/10; Proceeds at maturity - $592,690; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $606,324) (Cost - $592,680)	0.210%	11/1/10	592,680	592,680

TOTAL INVESTMENTS - 97.1% (Cost - $129,410,075#)				156,283,237
Other Assets in Excess of Liabilities - 2.9%				4,625,436

TOTAL NET ASSETS - 100.0%				$160,908,673

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$110,986,627	—	—	$110,986,627
Asset-backed securities	—	$83,004	—	83,004
Collateralized mortgage obligations	—	12,398,198	—	12,398,198
Corporate bonds & notes	—	18,962,308	—	18,962,308
Mortgage-backed securities	—	9,501,963	—	9,501,963
U.S. government & agency obligations	—	3,758,457	—	3,758,457

Total long-term investments	$110,986,627	$44,703,930	—	$155,690,557

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	$—	$592,680	$—	$592,680

Total investments	$110,986,627	$45,296,610	—	$156,283,237

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,388,028
Gross unrealized depreciation	(2,514,866)

Net unrealized appreciation	$26,873,162

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2010, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 21, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 21, 2010